Commitments - Aggregate minimum rentals receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 16,124	£ 15,822
Within 1 year
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	1,656	1,734
Later than 1 year but not later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	4,131	3,423
Later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 10,337	£ 10,665